Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Loss before tax	€ (75,102)	€ 54,513